Fair Value Measurement - Schedule of changes in the fair value of warrant liabilities (Detail)	10 Months Ended
Dec. 31, 2020 USD ($)
Changes In Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of warrant liability	$ 47,727,542
Private Placement [Member]
Changes In Fair Value Of Warrant Liabilities [Line Items]
Fair value as of February 19, 2020 (inception)
Fair value as of December 31, 2020	25,332,518
Private Placement [Member] | Fair Value, Inputs, Level 3 [Member]
Changes In Fair Value Of Warrant Liabilities [Line Items]
Initial measurement on October 6, 2020	7,760,812
Initial measurement on October 16, 2020	382,019
Change in fair value of warrant liability	17,189,687
Public Warrants [Member]
Changes In Fair Value Of Warrant Liabilities [Line Items]
Fair value as of February 19, 2020 (inception)
Fair value as of December 31, 2020	44,952,142
Public Warrants [Member] | Fair Value, Inputs, Level 1 [Member]
Changes In Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of warrant liability	30,537,855
Public Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Changes In Fair Value Of Warrant Liabilities [Line Items]
Initial measurement on October 6, 2020	13,605,069
Initial measurement on October 16, 2020	809,218
Warrant liability [Member]
Changes In Fair Value Of Warrant Liabilities [Line Items]
Fair value as of February 19, 2020 (inception)
Initial measurement on October 6, 2020	21,365,881
Initial measurement on October 16, 2020	1,191,237
Change in fair value of warrant liability	47,727,542
Fair value as of December 31, 2020	$ 70,284,660